Shareholders' equity - Narrative (Details) € / shares in Units, € in Millions			1 Months Ended												2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		35 Months Ended	38 Months Ended
	Jan. 28, 2026 EUR (€) € / shares	Apr. 23, 2025	Dec. 31, 2025 shares	Nov. 30, 2025 € / shares shares	Oct. 31, 2025 shares	Sep. 30, 2025 shares	Aug. 31, 2025 € / shares shares	Jul. 31, 2025 shares	Jun. 30, 2025 shares	May 31, 2025 shares	Apr. 30, 2025 shares	Mar. 31, 2025 shares	Feb. 28, 2025 shares	Jan. 31, 2025 shares	Feb. 28, 2025 shares	Mar. 31, 2025 shares	Apr. 30, 2025 shares	May 31, 2025 shares	Jun. 30, 2025 shares	Jul. 31, 2025 shares	Aug. 31, 2025 shares	Sep. 30, 2025 shares	Oct. 31, 2025 shares	Nov. 30, 2025 shares	Dec. 31, 2025 EUR (€) registeredHolder director shares	Dec. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2028 shares	Dec. 31, 2025 EUR (€) shares	Feb. 28, 2026 € / shares	Dec. 31, 2023 shares	Nov. 01, 2022 EUR (€)
Class of Stock [Line Items]
Common stock, shares, outstanding (in shares)			385,417,665																						385,417,665	393,283,720		385,417,665		393,421,721
Number of fractional shares (in shares)			900																						900			900
Maximum share and/or rights issuance, percentage over issued share capital (in percentage)		0.05
Additional share issuance, percentage over issued share capital (in percentage)		0.05
Maximum restriction of preemptive rights, percentage over issued share capital (in percentage)		0.05
Maximum percentage of issued share capital authorised, repurchase agreement (in percentage)		10.00%
Maximum ordinary share purchase price, market price (in percentage)		1.10
Cumulative preference shares, portion of subscription price payable at initial issuance			25.00%																						25.00%			25.00%
Period in which company to repurchase or cancel cumulative preference shares																									20 months
Number of independent members | director																									4
Dividends declared (in EUR per share) | € / shares																										€ 6.40
Dividend payable, increase (in percentage)																									17.20%
Dividends paid (in EUR per share) | € / shares				€ 1.60			€ 1.60
Total number of shares purchased (in shares)			580,630	816,582	483,439	0	0	200,024	385,453	398,170	1,390,673	2,067,246	1,819,703	181,400	2,001,103	4,068,349	5,459,022	5,857,192	6,242,645	6,442,669	6,442,669	6,442,669	6,926,108	7,742,690	8,323,320	574,925
Treasury stock, repurchased | €																									€ 5,950.0	€ 500.0
Cancelled shares (in shares)																									5,683,018	5,754,117
Subsequent Event
Class of Stock [Line Items]
Dividends declared (in EUR per share) | € / shares	€ 7.50
Dividends payable (in EUR per share) | € / shares	€ 2.70																												€ 1.60
Share Buyback Plan Program 2026-2028 | Subsequent Event
Class of Stock [Line Items]
Share repurchase program, authorized, amount | €	€ 12,000.0
Expected shares to be purchased for award (in shares)																											2,000,000.0
Share Buyback Plan Program 2022-2025
Class of Stock [Line Items]
Share repurchase program, authorized, amount | €																															€ 12,000.0
Treasury stock, value, acquired, par value method | €																												€ 7,600.0
Cumulative preferred stock
Class of Stock [Line Items]
Shares, issued (in shares)			0																						0			0
United States
Class of Stock [Line Items]
Common stock, shares, outstanding (in shares)			87,904,216																						87,904,216			87,904,216
Number of registered holders | registeredHolder																									316